Finance cost and income	12 Months Ended
Dec. 31, 2020
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Finance cost and income
11.	Finance cost and income
The finance cost and income included in the income statement are as follows:

Million US dollar	2020	2019	2018 restated
Interest expense	(4 016)	(4 168)	(4 141)
Capitalization of borrowing costs	12	19	23
Net interest on net defined benefit liabilities	(82)	(95)	(94)
Accretion expense	(564)	(650)	(511)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(502)	(393)	(449)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	—	(180)	—
Tax on financial transactions	(103)	(79)	(110)
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	(1 211)	—	(1 774)
Other financial costs, including bank fees	(135)	(225)	(242)

Finance cost excluding exceptional items	(6 601)	(5 771)	(7 298)
Exceptional finance cost	(1 818)	(222)	(1 982)

Finance cost	(8 419)	(5 993)	(9 280)
Interest income	150	292	326
Interest income on Brazilian tax credits	315	118	7
Hyperinflation monetary adjustments	76	86	46
Market-to-market gains on derivatives related to the hedging of share-based payment programs	—	898	—
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	43	—	19
Other financial income	58	21	56

Finance income excluding exceptional items	642	1 415	454
Exceptional finance income	80	1 104	—

Finance income	722	2 519	454
Net finance income/(cost) excluding exceptional items	(5 959)	(4 355)	(6 844)
Net finance income/(cost)	(7 697)	(3 473)	(8 826)
Net finance costs, excluding exceptional items, were 5 959m US dollar in 2020 compared to 4 355m US dollar in 2019 and 6 844m US dollar in 2018. The increase was predominantly due to a mark-to-market
loss of 1 211m US dollar in 2020, compared to a gain of 898m US dollar in 2019, resulting in a swing of 2 109m US dollar. In 2018, the mark-to-market
on such derivatives amounted to a loss of 1 774m US dollar.
Borrowing costs capitalized relate to the capitalization of interest expenses directly attributable to the acquisition and construction of qualifying assets mainly in China. Interest is capitalized at a borrowing rate ranging from 3% to 4%.
In 2020, accretion expense mainly includes interest on lease liabilities of 116m US dollar (2019: 124m US dollar; 2018: 111m US dollar), unwind of discounts of 306m US dollar (2019: 374m US dollar; 2018: 245m US dollar), bond fees of 102m US dollar (2019: 110m US dollar; and 2018: 116m US dollar), interest on provisions of 41m US dollar (2019: 42m US dollar; 2018: 38m US dollar).
Interest expenses are presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 29
Risks arising from financial instruments
.
In the fourth quarter of 2020, Ambev, a subsidiary of AB InBev, concluded the calculation of its tax credits on a judicial decision related to the exclusion of the Value-Added Tax (ICMS) from the taxable basis of the social contribution on gross revenues (PIS and COFINS). The decision refers to the period between November 2009 and April 2015. As a result of this judicial decision and other tax credit adjustments, Ambev recognized 481m US dollar income in Other operating income (refer to Note 7
Other operating income/(expenses)
) and 315m US dollar of interest income in Finance income for the year ended 31 December 2020.
Exceptional finance income/cost for 2020 includes:

•
1 008m US dollar loss resulting from
mark-to-market
adjustments on derivative instruments entered into to hedge the shares issued in relation to the combination with Grupo Modelo and the restricted shares issued in connection with the combination with SAB (2019: 878m US dollar gain; 2018: 1 722m US dollar loss);

•	795m US dollar loss resulting from the early termination of certain bonds (2019: 84m US dollar gain; 2018: 260m US dollar loss);

•	15m US dollar loss write-off on the company’s investment in Delta Corporation Ltd due to the hyperinflation economy in Zimbabwe (2019: 188m US dollar loss, 2018: nil);

•	80m US dollar gain related to remeasurement of deferred considerations on prior year acquisitions (2019: 90m US dollar gain; 2018: nil).
Besides the items mentioned above, the exceptional finance income/cost for 2019 includes:

•
34m US dollar loss on interest paid to the State of Mato Grosso in relation to the Special Value-added Tax (ICMS) Amnesty Program in Brazil in accordance with the Brazilian State Tax Regularization Program.

•	52m US dollar foreign exchange translation gain on intragroup loans that were historically reported in equity and were recycled to profit and loss account upon the reimbursement of these loans.
No interest income was recognized on impaired financial assets.
The interest income stems from the following financial assets:

Million US dollar	2020	2019	2018
Cash and cash equivalents	103	237	256
Investment debt securities held for trading	1	9	22
Other loans and receivables	46	46	48

Total	150	292	326
The interest income on other loans and receivables includes the interest accrued on cash deposits as guarantees for certain legal proceedings pending resolution.
For further information on instruments hedging AB InBev’s foreign exchange risk see Note 29
Risks arising from financial instruments.